Share-Based Compensation and Savings Plans (Additional Data for All Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)
In Millions, except Per Share data, unless otherwise specified
	12 Months Ended
	Jun. 30, 2011		Jun. 30, 2010		Jun. 30, 2009
Employee Stock Option [Member]
Weighted-average grant date fair value per stock option	$ 6.40	[1]	$ 6.44	[1]	$ 13.67	[1]
Aggregate intrinsic value of exercised options	$ 25.8		$ 7.3		$ 14.0
Cash received upon exercise	63.0		40.0		39.2
Cash tax disbursements realized related to exercise	(13.7)		(16.1)		(2.9)
Total compensation cost, net of estimated forfeitures, related to unvested stock options not yet recognized, pre-tax	$ 28.7		$ 32.0		$ 54.3
Weighted-average period in years over which stock option compensation cost is expected to be recognized	1.7		1.9		1.4

[1]	The weighted-average grant date fair value per stock option does not include the impact of our stock option exchange program.